Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Standards, Amendments and Interpretations Issued but not yet Applied [Abstract]
Disclosure of cash and short-term investments	Supporting information

As at	December 31, 2022	December 31, 2021
Cash	$706	$847
Cash equivalents	456	721
	$1,162	$1,568